Income Tax (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

The deferred tax asset as of June 30, 2018 and 2017 consisted of the following:

	2018	2017
Net Operating Loss Carryforwards	$11,849,081	$9,711,559
Less Valuation Allowance	(11,849,081)	(9,711,559)
	$—	$—

Schedule of Reconciliation for income taxes

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 34% for 2018 and 2017 is as follows:

	2018	2017
Income tax benefit at federal statutory rate	(34)%	(34)%
Increase in valuation allowance	34%	34%
Income tax expense	—	—